Derivative Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Net effect of the cross-currency swaps	$ 11,981
Amount offset against exchange rate difference	2,900
Amount offset against interest expenses	$ 9,081